Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Administrative Expenses [Abstract]
Administrative Expenses
	For the year ended December 31,
	2019	2018	2017
Personnel expenses	1,006	778	628
Audit fees	98	103	101
Travelling expenses	3	5	3
Consulting fees	191	76	54
Communication	7	9	11
Stationery	2	2	2
Greek tax authorities (note 19)	116	118	116
Other	160	265	309
Total	1,583	1,356	1,224